Tradr 1.5X Short NVDA Daily ETF

SCHEDULE OF INVESTMENTS

As of December 31, 2025 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$28,187,930
TOTAL NET ASSETS — 100.0%	$28,187,930

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
TD Cowen	NVIDIA Corporation	Pay	3.30% (OBFR01* - 35bps)	At Maturity	5/1/2026	$(28,665,080)	$-	$863,952
Clear Street	NVIDIA Corporation	Pay	3.15% (OBFR01* - 50bps)	At Maturity	1/6/2026	(15,519,608)	-	(10,323,861)
TOTAL EQUITY SWAP CONTRACTS								$(9,459,909)

*	OBFR01 - Overnight Bank Funding Rate, 3.65% as of December 31, 2025.